Disclosure of changes in fair value of assets of other employee benefits plan (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Employer contributions	$ 2,196	$ 1,949
Benefits paid	(2,196)	(1,949)
Plan assets, at fair value	$ 0	$ 0